STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation expense:
Stock-based compensation expense	$ 13,060	$ 10,341	$ 7,629
Stock option plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	3,350	3,297	2,170
Restricted stock plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	9,710	7,044	5,459
Cost of goods sold [Member]
Stock-based compensation expense:
Stock-based compensation expense	491	461	420
Sales and marketing [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,784	2,503	1,714
Research and development [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,274	2,038	1,375
Administration [Member]
Stock-based compensation expense:
Stock-based compensation expense	$ 7,511	$ 5,339	$ 4,120